Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Initial Class Shares | SC Ibbotson Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Ibbotson Tactical Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and modest income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) in which it invests (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a “Fund-of-ETFs” and invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of ETFs. Each ETF, in turn, invests in a variety of U.S. and foreign equity, debt, and money market securities, and/or other instruments.

Under normal circumstances, the fund expects to allocate between 0% and 100% of its assets in equity ETFs with the remainder in fixed income ETFs, cash, cash equivalents, or money market funds.

The precise allocation of the fund’s assets among the underlying ETFs is determined by the subadviser based on its view of future market conditions. The subadviser analyzes the investment potential of a variety of asset classes which include large cap US stocks, small cap US stocks, non-US stocks, emerging market stocks, REITs, bonds and cash. The subadviser determines the asset classes that are most attractive based on analysis of historical and forecasted returns, standard deviations, and correlations of the returns of different market sectors using a variety of quantitative methods. Once the analysis is completed, the subadviser determines the asset class weightings, favoring the most attractive asset classes, and chooses ETFs to represent these asset classes.

The ETFs that are used in the portfolio represent broad asset classes such as those listed in the previous paragraph. The fund either purchases creation units or shares on the open exchange depending on market circumstances and the size of the order. Under normal conditions, the fund generally invests in 10 to 15 different ETFs that are unaffiliated with the adviser or subadviser. The adviser and subadviser agree from time to time upon the universe of ETFs that the subadviser may consider when making allocation decisions. The fund may change its allocation of ETFs (including adding or deleting ETFs) without prior approval from or notice to shareholders.

ETFs are investment companies the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold at the market price throughout the trading day. The Fund may buy and sell shares of ETFs either through these markets or by transacting in creation units through authorized participants dealing directly with the ETF. The fund pays customary brokerage commissions in connection with transactions in ETF shares effected on exchanges and likewise pays a transaction fee or commission to an authorized participant on transactions in creation units.

The ETFs in which the fund invests generally track a securities index or a basket of securities. An index-based ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each index-based ETF is designed so that its performance will correspond closely with that of the index it tracks.

The fund’s assets may be invested in a variety of equity and fixed income ETFs, although a portion of its assets may be invested in cash, cash equivalents, or money market funds. Because the fund’s investments are focused in the underlying ETFs, the fund’s net asset value and investment performance are directly related to the performance of the underlying ETFs and the equity and bond markets in which those ETFs invest.

Based on the target allocations, the fund invests the proceeds from the sale of its shares, reinvests dividends from underlying ETFs and other income, and redeems investments in underlying ETFs to provide the cash necessary to satisfy redemption requests for fund shares.

The fund is not available for investment by shareholders but serves exclusively as an investment option designed to implement a tactical strategy for SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, other funds of the Sun Capital Advisers Trust.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of ETFs structure and layering of fees

Since the fund invests primarily in ETFs, as opposed to investing directly in stocks, bonds, or other instruments, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying ETFs. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying ETFs. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying ETFs. Additionally, given that ETFs are listed on an exchange or traded in an over-the-counter market, the purchase and sale of ETF shares may involve transaction fees and commissions.

Each underlying ETF is managed independently by its investment adviser, based on the ETF’s investment strategy. The underlying ETFs will not necessarily make consistent investment transactions, which may also increase your costs. One underlying ETF may buy the same security that another underlying ETF is selling. In those situations, you would indirectly bear the costs of both trades without achieving any investment purpose. Moreover, underlying ETFs may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Additionally, ETFs that invest in securities reflecting a particular index will not change their investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the market segment relating to a relevant index. There is also the risk that an ETF’s performance may not match that of its relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the fund’s investment in that ETF could be substantially adversely affected. Finally, while the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below, or above the ETF’s net asset value.

The subadviser’s judgment in selecting the ETFs in which to invest, or in allocating investments by the fund among those ETFs, could prove incorrect or cause the fund to underperform the market or other potential investments.

Equity ETF investments

Equity ETFs have risks associated with investing in equity securities. An equity ETF could lose money or underperform other investments if:
  The ETF’s equity investments do not have the growth potential or value characteristics originally expected.
  ETFs selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
  The types of stocks in which the ETF invests or the ETF’s investment approach fall out of favor with investors.
  The ETF invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such an ETF may also suffer foreign currency exchange losses.
  The ETF concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security of investment strategy proves to be incorrect.
  Prices of securities in the ETF’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
Fixed income ETF investments

Fixed income ETFs have risks associated with investing in debt securities. A fixed income ETF could lose money or underperform other investments if:
  Interest rates go up causing the value of the fixed income ETF’s portfolio to decline. This is known as interest rate risk and may be greater for fixed income securities with longer maturities. Interest rate risk is a significant concern for ETFs investing primarily in high yield fixed income securities.
  The issuer or guarantor of a fixed income security owned by the ETF defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk. Credit risk presents a significant concern for ETFs investing primarily in high yield fixed income securities.
  During periods of declining interest rates, the issuer of a callable security may exercise its right to pay principal earlier than scheduled, which may force the ETF to reinvest in lower yielding securities. This is known as call or prepayment risk.
  During periods of rising interest rates, the issuer of a security exercises its right to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
  The ETF’s investment adviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.
Other principal risks of underlying ETFs
  The value of the instruments in which an ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Certain ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the ETF may result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the underlying index.
  Certain ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified ETF.
  Since the value of derivative instruments derives from an underlying asset, currency, or index, investments in ETFs investing in derivatives may involve risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that the ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.
  Most ETFs are not “actively” managed and do not seek returns in excess of their underlying indexes. Therefore, an ETF would not necessarily sell a stock when the stock’s issuer was experiencing financial trouble unless that stock was removed from its underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing the total return of the fund’s Initial Class shares over the past year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund's Initial Class shares by showing the total return of the fund's Initial Class shares over the past year and by comparing the average annual total returns of the fund's Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund's Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	7.31%	4th Quarter 2011

Lowest	(16.91)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC Ibbotson Tactical Opportunities Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
One Year	rr_ExpenseExampleYear01	62
Three Years	rr_ExpenseExampleYear03	195
Five Years	rr_ExpenseExampleYear05	340
Ten Years	rr_ExpenseExampleYear10	762
2011	rr_AnnualReturn2011	(5.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.91%)
One Year	rr_AverageAnnualReturnYear01	(5.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
Initial Class Shares | S&P 500 Index (reflects no deduction for fees or expenses) | SC Ibbotson Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010

[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.